LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2018:

(US$ Millions)		Payments due by period
Dec. 31, 2018	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations	$63,811	$5,874	$11,653	$15,109	$5,410	$6,922	$18,843
Capital securities	3,385	100	814	603	141	421	1,306
Lease obligations	6,136	104	103	103	98	97	5,631
Commitments(1)	656	599	47	9	1	—	—

Interest expense(2):
Long term debt	11,622	2,545	2,338	1,804	1,433	1,122	2,380
Capital securities	1,022	183	183	188	144	115	209
Interest rate swaps	4	2	2	—	—	—	—

(1)	Primarily consists of construction commitments on commercial developments.

(2)	Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.